Long-term debt, New Bridge Revolving Credit Facility (Details) $ in Millions		1 Months Ended		12 Months Ended
	Jun. 25, 2019 USD ($) rig	Jun. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 30, 2021
Credit Facility [Abstract]
Repayment of long-term debt				$ 0.0	$ 390.0	$ 89.3
Book value of jackup rigs pledged as collateral for long-term debt facilities				2,822.3	$ 2,586.5
New Bridge Revolving Credit Facility
Credit Facility [Abstract]
Face amount	$ 100.0
Number of jack-up rigs secured by mortgage | rig	2
Line of credit facility, maximum borrowing capacity			$ 50.0
Repayment of long-term debt			50.0
Revolving credit facility, amount available, undrawn				$ 20.0
Repayments of lines of credit			$ 50.0
Minimum cash requirement		$ 30.0
Minimum cash requirement, percentage		3.00%
Percentage covered for aggregate outstanding facility, amount				175.00%
Book value of jackup rigs pledged as collateral for long-term debt facilities				$ 92.7
New Bridge Revolving Credit Facility | Subsequent Event
Credit Facility [Abstract]
Percentage covered for aggregate outstanding facility, amount							140.00%
New Bridge Revolving Credit Facility | Period 1
Credit Facility [Abstract]
Minimum cash requirement				5.0
New Bridge Revolving Credit Facility | Period 2
Credit Facility [Abstract]
Minimum cash requirement				10.0
New Bridge Revolving Credit Facility | Period 3
Credit Facility [Abstract]
Minimum cash requirement				15.0
New Bridge Revolving Credit Facility | Period 4
Credit Facility [Abstract]
Minimum cash requirement				$ 20.0
Incremental Facility
Credit Facility [Abstract]
Number of jack-up rigs secured by mortgage | rig	7
Line of credit facility, maximum borrowing capacity	$ 100.0